Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares outstanding, beginning balance	17,176	8,504
Number of shares weighted average grant date fair value, beginning balance	$ 52.20	$ 95.40
Number of shares outstanding, Awarded		17,176	8,504
Number of shares weighted average grant date fair value, Awarded		$ 52.20	$ 95.40
Number of shares outstanding, Vested	(8,588)	(8,504)
Number of shares weighted average grant date fair value,Vested	$ 52.2	$ 95.40
Number of Shares Outstanding, Forfeited	3,817,000
Number of shares weighted average grant date fair value, Canceled or forfeited
Number of shares outstanding, ending balance	4,771	17,176	8,504
Number of shares weighted average grant date fair value, outstanding ending balance	$ 52.2	$ 52.20	$ 95.40
Number of shares outstanding, Canceled or expired	(3,817,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	10 months 17 days
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 50